Quarterly Holdings Report
for
Fidelity® Series All-Sector Equity Fund
October 31, 2024
ASE-NPRT3-1224
1.884778.120
Common Stocks - 98.3%
	Shares	Value ($)
CHINA - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	56,700	13,296,150
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	258,400	6,896,696
UNITED STATES - 97.8%
Communication Services - 8.6%
Diversified Telecommunication Services - 0.6%
AT&T Inc	986,600	22,237,964
Entertainment - 2.1%
IMAX Corp (b)	53,000	1,287,900
Live Nation Entertainment Inc (b)	70,200	8,223,228
Netflix Inc (b)	40,010	30,248,761
ROBLOX Corp Class A (b)	76,000	3,930,720
Roku Inc Class A (b)	31,000	1,986,480
Spotify Technology SA (b)	26,970	10,386,147
TKO Group Holdings Inc Class A (b)	54,421	6,354,740
Walt Disney Co/The	199,987	19,238,749
		81,656,725
Interactive Media & Services - 5.8%
Alphabet Inc Class C	734,320	126,809,721
Bumble Inc Class A (b)	238,000	1,685,040
IAC Inc Class A (b)	39,580	1,897,861
Match Group Inc (b)	52,700	1,898,781
Meta Platforms Inc Class A	156,740	88,962,489
Pinterest Inc Class A (b)	157,700	5,013,283
		226,267,175
Media - 0.1%
Comcast Corp Class A	2,038	88,999
Liberty Broadband Corp Class A (b)	62,300	4,998,329
		5,087,328
TOTAL COMMUNICATION SERVICES		335,249,192

Consumer Discretionary - 10.1%
Automobile Components - 0.1%
Aptiv PLC (b)	77,300	4,392,959
Lear Corp	12,200	1,168,272
		5,561,231
Automobiles - 1.2%
General Motors Co	155,000	7,867,800
Tesla Inc (b)	161,400	40,325,790
		48,193,590
Broadline Retail - 3.7%
Amazon.com Inc (b)	754,624	140,661,914
Etsy Inc (b)	74,900	3,852,856
Macy's Inc	38,600	592,124
		145,106,894
Distributors - 0.3%
Genuine Parts Co	88,500	10,150,950
Diversified Consumer Services - 0.1%
Service Corp International/US	26,200	2,139,230
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (b)	61,300	8,262,627
Booking Holdings Inc	1,600	7,482,000
Caesars Entertainment Inc (b)	89,800	3,596,490
Chipotle Mexican Grill Inc (b)	15,200	847,704
Churchill Downs Inc	8,200	1,148,820
Domino's Pizza Inc	22,700	9,391,671
DraftKings Inc Class A (b)	165,800	5,856,056
Hilton Grand Vacations Inc (b)	73,000	2,692,240
Marriott International Inc/MD Class A1	48,600	12,636,972
McDonald's Corp	21,300	6,221,943
Penn Entertainment Inc (b)	88,700	1,751,825
Red Rock Resorts Inc Class A	95,200	4,898,992
Yum! Brands Inc	73,300	9,614,028
		74,401,368
Household Durables - 0.2%
DR Horton Inc	16,200	2,737,800
Tempur Sealy International Inc	79,800	3,823,218
		6,561,018
Specialty Retail - 2.0%
AutoZone Inc (b)	500	1,504,500
Burlington Stores Inc (b)	11,200	2,775,024
Dick's Sporting Goods Inc	31,000	6,068,250
Home Depot Inc/The	61,979	24,404,231
Lithia Motors Inc Class A	15,300	5,085,261
Lowe's Cos Inc	114,000	29,848,620
Ross Stores Inc	57,100	7,978,012
		77,663,898
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd (b)	151,800	2,996,532
Lululemon Athletica Inc (b)	7,500	2,234,250
NIKE Inc Class B	86,100	6,640,893
PVH Corp	32,600	3,209,796
Tapestry Inc	158,500	7,520,825
VF Corp	49,900	1,033,429
		23,635,725
TOTAL CONSUMER DISCRETIONARY		393,413,904

Consumer Staples - 5.4%
Beverages - 1.8%
Coca-Cola Co/The	386,990	25,274,317
Constellation Brands Inc Class A	41,982	9,754,098
Keurig Dr Pepper Inc	284,531	9,375,296
Monster Beverage Corp (b)	181,153	9,543,140
PepsiCo Inc	88,596	14,714,024
		68,660,875
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc	36,700	664,270
Costco Wholesale Corp	28,463	24,881,785
Maplebear Inc (b)	14,500	639,450
Target Corp	84,166	12,628,267
Walmart Inc	316,196	25,912,262
		64,726,034
Food Products - 0.5%
Archer-Daniels-Midland Co	41,923	2,314,568
JM Smucker Co	65,315	7,413,906
Lamb Weston Holdings Inc	58,738	4,563,355
Mondelez International Inc	94,572	6,476,291
		20,768,120
Household Products - 0.9%
Procter & Gamble Co/The	217,711	35,961,503
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	40,100	2,764,494
Kenvue Inc	325,730	7,468,989
		10,233,483
Tobacco - 0.2%
Philip Morris International Inc	74,101	9,833,203
TOTAL CONSUMER STAPLES		210,183,218

Energy - 3.2%
Energy Equipment & Services - 0.1%
Expro Group Holdings NV (b)	173,800	2,215,950
Weatherford International PLC	45,200	3,570,800
		5,786,750
Oil, Gas & Consumable Fuels - 3.1%
DT Midstream Inc	106,800	9,628,020
Exxon Mobil Corp	646,824	75,536,107
Hess Corp	64,100	8,620,168
Marathon Petroleum Corp	81,700	11,884,899
Valero Energy Corp	97,100	12,599,696
		118,268,890
TOTAL ENERGY		124,055,640

Financials - 14.5%
Banks - 4.2%
Bank of America Corp	700,362	29,289,139
Citigroup Inc	254,571	16,335,821
JPMorgan Chase & Co	103,238	22,910,577
KeyCorp	420,918	7,260,835
M&T Bank Corp	45,714	8,899,602
PNC Financial Services Group Inc/The	69,637	13,110,558
US Bancorp	534,400	25,816,864
Wells Fargo & Co	594,148	38,572,088
		162,195,484
Capital Markets - 3.6%
Bank of New York Mellon Corp/The	193,682	14,595,876
Blackrock Inc	8,270	8,113,118
Carlyle Group Inc/The	94,700	4,737,841
Cboe Global Markets Inc	36,376	7,768,822
Charles Schwab Corp/The	63,800	4,518,954
Coinbase Global Inc Class A (b)	3,200	573,600
DigitalBridge Group Inc Class A	48,100	754,689
Intercontinental Exchange Inc	84,700	13,202,189
LPL Financial Holdings Inc	37,320	10,530,958
MarketAxess Holdings Inc	61,406	17,772,125
Morgan Stanley	194,628	22,625,505
Northern Trust Corp	86,200	8,664,824
State Street Corp	140,500	13,038,400
StepStone Group Inc Class A	31,696	1,905,880
Tradeweb Markets Inc Class A	41,800	5,308,600
Virtu Financial Inc Class A	157,226	4,867,717
		138,979,098
Consumer Finance - 0.2%
Discover Financial Services	51,722	7,677,096
Financial Services - 3.5%
Apollo Global Management Inc	136,734	19,588,513
AvidXchange Holdings Inc (b)	548,857	4,522,582
Block Inc Class A (b)	390,682	28,254,122
Corpay Inc (b)	12,865	4,241,848
Fiserv Inc (b)	87,664	17,348,706
Mastercard Inc Class A	46,677	23,319,362
PayPal Holdings Inc (b)	63,100	5,003,830
UWM Holdings Corp Class A (c)	513,525	3,307,100
Visa Inc Class A	94,356	27,349,087
Voya Financial Inc	47,623	3,824,127
		136,759,277
Insurance - 3.0%
Arch Capital Group Ltd	63,744	6,282,609
Arthur J Gallagher & Co	45,365	12,756,638
Chubb Ltd	80,832	22,830,190
Everest Group Ltd	11,597	4,124,009
Hartford Financial Services Group Inc/The	144,847	15,996,903
Marsh & McLennan Cos Inc	81,505	17,787,651
Progressive Corp/The	28,440	6,906,085
Reinsurance Group of America Inc	26,138	5,517,209
The Travelers Companies, Inc.	63,000	15,494,220
Unum Group	54,640	3,506,795
Willis Towers Watson PLC	15,100	4,563,069
		115,765,378
TOTAL FINANCIALS		561,376,333

Health Care - 10.6%
Biotechnology - 2.0%
AbbVie Inc	56,500	11,518,655
Alnylam Pharmaceuticals Inc (b)	58,400	15,568,856
Exact Sciences Corp (b)	137,000	9,443,410
Gilead Sciences Inc	324,500	28,822,090
Moderna Inc (b)	12,200	663,192
Regeneron Pharmaceuticals Inc (b)	9,300	7,795,260
Vertex Pharmaceuticals Inc (b)	4,400	2,094,312
		75,905,775
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	86,200	9,772,494
Boston Scientific Corp (b)	602,110	50,589,282
Insulet Corp (b)	34,000	7,872,020
Intuitive Surgical Inc (b)	49,100	24,738,544
Masimo Corp (b)	30,400	4,377,904
PROCEPT BioRobotics Corp (b)	3,400	306,000
Stryker Corp	72,900	25,972,812
		123,629,056
Health Care Providers & Services - 2.2%
Cencora Inc	32,100	7,321,368
Elevance Health Inc	12,800	5,193,728
Surgery Partners Inc (b)	205,462	5,917,306
Tenet Healthcare Corp (b)	85,500	13,254,210
UnitedHealth Group Inc	92,800	52,385,600
		84,072,212
Life Sciences Tools & Services - 0.8%
Danaher Corp	91,100	22,379,626
IQVIA Holdings Inc (b)	27,600	5,680,632
Thermo Fisher Scientific Inc	12,000	6,555,840
		34,616,098
Pharmaceuticals - 2.4%
Elanco Animal Health Inc (b)	131,000	1,655,840
Eli Lilly & Co	72,566	60,210,913
Merck & Co Inc	226,900	23,216,408
Royalty Pharma PLC Class A	341,500	9,220,500
		94,303,661
TOTAL HEALTH CARE		412,526,802

Industrials - 9.5%
Aerospace & Defense - 2.8%
Axon Enterprise Inc (b)	17,000	7,199,500
Boeing Co (b)	112,795	16,841,421
GE Aerospace	188,289	32,344,285
Howmet Aerospace Inc	117,800	11,747,016
Lockheed Martin Corp	29,500	16,108,475
Northrop Grumman Corp	13,700	6,973,574
TransDigm Group Inc	11,300	14,715,990
		105,930,261
Air Freight & Logistics - 0.2%
FedEx Corp	31,800	8,708,430
Building Products - 0.8%
Trane Technologies PLC	88,700	32,833,192
Construction & Engineering - 0.2%
Quanta Services Inc	28,100	8,475,803
Electrical Equipment - 1.5%
AMETEK Inc	120,600	22,110,804
Eaton Corp PLC	27,100	8,985,818
GE Vernova Inc	43,247	13,045,890
Hubbell Inc	21,800	9,309,254
Vertiv Holdings Co Class A	37,300	4,076,517
		57,528,283
Ground Transportation - 1.3%
CSX Corp	338,200	11,377,048
Old Dominion Freight Line Inc	71,700	14,434,644
Uber Technologies Inc (b)	186,660	13,448,853
Union Pacific Corp	49,700	11,533,879
		50,794,424
Industrial Conglomerates - 0.2%
Honeywell International Inc	45,000	9,255,600
Machinery - 2.5%
Caterpillar Inc	45,400	17,079,480
Deere & Co	9,200	3,723,148
Dover Corp	97,300	18,421,809
Fortive Corp	73,400	5,242,962
Ingersoll Rand Inc	232,000	22,272,000
Parker-Hannifin Corp	45,100	28,596,557
		95,335,956
TOTAL INDUSTRIALS		368,861,949

Information Technology - 28.5%
Communications Equipment - 0.6%
Arista Networks Inc (b)	62,000	23,959,280
Electronic Equipment, Instruments & Components - 0.6%
Flex Ltd (b)	413,161	14,324,292
Jabil Inc	77,200	9,502,548
		23,826,840
IT Services - 0.5%
MongoDB Inc Class A (b)	81,200	21,956,479
Semiconductors & Semiconductor Equipment - 11.5%
Advanced Micro Devices Inc (b)	286,626	41,294,208
Astera Labs Inc (b)	111,816	7,845,011
Broadcom Inc	536,800	91,132,536
First Solar Inc (b)	23,100	4,492,488
Marvell Technology Inc	237,700	19,042,147
Micron Technology Inc	125,800	12,535,970
NVIDIA Corp	1,912,400	253,890,224
ON Semiconductor Corp (b)	210,768	14,857,036
		445,089,620
Software - 9.0%
Datadog Inc Class A (b)	218,900	27,458,816
Microsoft Corp	646,400	262,664,640
Oracle Corp	258,200	43,336,288
Samsara Inc Class A (b)	221,200	10,571,148
Zscaler Inc (b)	19,200	3,471,168
		347,502,060
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	978,436	221,038,477
Dell Technologies Inc Class C	190,300	23,526,789
		244,565,266
TOTAL INFORMATION TECHNOLOGY		1,106,899,545

Materials - 2.5%
Chemicals - 1.6%
Air Products and Chemicals Inc	23,477	7,290,313
Axalta Coating Systems Ltd (b)	97,900	3,712,368
Balchem Corp	13,300	2,225,489
Cabot Corp	15,100	1,628,233
Chemours Co/The	161,600	2,934,656
Corteva Inc	74,300	4,526,356
Dow Inc	82,400	4,068,912
Ecolab Inc	33,600	8,256,528
Element Solutions Inc	121,300	3,287,230
Linde PLC	40,386	18,422,074
Sherwin-Williams Co/The	4,200	1,506,834
Tronox Holdings PLC	135,000	1,636,200
		59,495,193
Construction Materials - 0.1%
Martin Marietta Materials Inc	4,739	2,807,099
Vulcan Materials Co	10,100	2,766,693
		5,573,792
Containers & Packaging - 0.3%
AptarGroup Inc	27,100	4,550,361
Avery Dennison Corp	10,200	2,111,706
Crown Holdings Inc	19,500	1,824,225
International Paper Co	48,600	2,699,244
		11,185,536
Metals & Mining - 0.5%
ATI Inc (b)	40,700	2,145,297
Freeport-McMoRan Inc	221,134	9,955,453
Ivanhoe Electric Inc / US (b)	65,900	668,885
Newmont Corp	58,900	2,676,416
Nucor Corp	25,300	3,588,552
		19,034,603
TOTAL MATERIALS		95,289,124

Real Estate - 2.5%
Health Care REITs - 0.3%
Omega Healthcare Investors Inc	51,200	2,174,464
Ventas Inc	60,900	3,988,341
Welltower Inc	54,700	7,377,936
		13,540,741
Industrial REITs - 0.3%
Prologis Inc	63,800	7,205,572
Terreno Realty Corp	51,100	3,063,445
		10,269,017
Office REITs - 0.1%
COPT Defense Properties	66,600	2,144,519
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	19,900	2,606,303
Jones Lang LaSalle Inc (b)	11,300	3,061,848
		5,668,151
Residential REITs - 0.4%
Essex Property Trust Inc	8,100	2,299,266
Invitation Homes Inc	222,600	6,991,866
Mid-America Apartment Communities Inc	33,800	5,115,292
Sun Communities Inc	23,000	3,051,640
		17,458,064
Retail REITs - 0.2%
Curbline Properties Corp	88,350	1,999,361
Macerich Co/The	78,300	1,464,210
NNN REIT Inc	73,200	3,179,808
SITE Centers Corp	23,575	376,021
Tanger Inc	59,400	1,973,862
		8,993,262
Specialized REITs - 1.1%
American Tower Corp	56,400	12,043,656
Crown Castle Inc	6,800	730,932
CubeSmart	133,400	6,381,856
Digital Realty Trust Inc	25,650	4,571,600
Equinix Inc	9,400	8,535,952
Extra Space Storage Inc	8,134	1,328,282
Four Corners Property Trust Inc	40,600	1,118,936
Public Storage Operating Co	7,900	2,599,574
		37,310,788
TOTAL REAL ESTATE		95,384,542

Utilities - 2.4%
Electric Utilities - 1.8%
American Electric Power Co Inc	46,600	4,601,750
Constellation Energy Corp	22,888	6,018,628
Duke Energy Corp	8,700	1,002,849
Edison International	57,100	4,705,040
Entergy Corp	36,700	5,680,426
Eversource Energy	53,118	3,497,820
FirstEnergy Corp	85,600	3,580,648
NextEra Energy Inc	167,514	13,275,486
NRG Energy Inc	23,400	2,115,360
PG&E Corp	539,293	10,904,504
PPL Corp	131,100	4,268,616
Southern Co/The	83,300	7,582,799
Xcel Energy Inc	40,300	2,692,443
		69,926,369
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	115,800	1,909,541
Vistra Corp	41,000	5,123,360
		7,032,901
Multi-Utilities - 0.4%
CenterPoint Energy Inc	45,500	1,343,615
NiSource Inc	106,800	3,755,088
Public Service Enterprise Group Inc	10,100	903,041
Sempra	102,088	8,511,077
		14,512,821
TOTAL UTILITIES		91,472,091

TOTAL UNITED STATES		3,794,712,340
TOTAL COMMON STOCKS (Cost $2,045,328,271)		3,814,905,186

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Skyryse Inc Series B (b)(d)(e) (Cost $935,371)	37,900	833,042

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(d) (Cost $1,258,308)	69,906	504,022

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025 (g)	4.53	920,000	912,844
US Treasury Bills 0% 11/21/2024 (g)	5.07	60,000	59,846
US Treasury Bills 0% 11/29/2024 (g)	5.03 to 5.04	1,740,000	1,733,780
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,706,016)			2,706,470

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.87	66,091,870	66,105,089
Fidelity Securities Lending Cash Central Fund (h)(i)	4.87	284,147	284,175
TOTAL MONEY MARKET FUNDS (Cost $66,388,143)			66,389,264

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,116,616,109)	3,885,337,984
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,131,358)
NET ASSETS - 100.0%	3,882,206,626

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	103	Dec 2024	29,553,275	181,835	181,835

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $833,042 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,053,778.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Skyryse Inc Series B	10/21/21	935,371

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	55,613,975	593,583,209	583,092,371	2,220,343	276	-	66,105,089	0.1%
Fidelity Securities Lending Cash Central Fund	2,333,484	60,389,052	62,438,361	6,032	-	-	284,175	0.0%
Total	57,947,459	653,972,261	645,530,732	2,226,375	276	-	66,389,264

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.